COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET	ROU is summarized below:
	September 30, 2025 (Unaudited)	June 30, 2025
Office lease	$128,327	$128,327
Less: accumulated amortization	(72,048)	(68,914)
Right-of-use asset, net	$56,279	$59,413
ROU is summarized below:
	June 30, 2025	June 30, 2024
Office lease	$128,327	$66,201
Less: accumulated amortization	(68,914)	(48,402)
Right-of-use asset, net	$59,413	$17,799

SCHEDULE OF OPERATING LEASE LIABILITY

Operating Lease liabilities are summarized below:

	September 30, 2025 (Unaudited)	June 30, 2025
Office lease	$128,327	$128,327
Reduction of lease liability	(65,747)	(68,914)
Less: office lease, current portion	(20,500)	(17,664))
Long term portion of lease liability	$42,080	$41,749

Operating Lease liabilities are summarized below:

	June 30, 2025	June 30, 2024
Office lease	$128,327	$66,201
Reduction of lease liability	(68,914)	(46,839)
Less: office lease, current portion	(17,664)	(19,362)
Long term portion of lease liability	$41,749	$-

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Remaining future minimum lease payments under non-cancelable operating lease at September 30, 2025 are as follows:

Fiscal Year 2026- remainder	$19,880
Fiscal Year 2027	27,755
Fiscal Year 2028	24,085
Imputed interest	(9,140)
Total operating lease liability	$62,580

Remaining future minimum lease payments under non-cancelable operating lease at June 30, 2025 are as follows:

Fiscal Year 2026	$23,853
Fiscal Year 2027	25,045
Fiscal Year 2028	21,734
Imputed interest	(11,219)
Total operating lease liability	$59,413